DESCRIPTION OF PLAN - Plan Benefits (Details)	12 Months Ended
Dec. 31, 2025 age
ECOLAB PUERTO RICO SAVINGS PLAN
DESCRIPTION OF PLAN
Threshold age for withdrawal (in age)	59.5